NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.6%
	AEROSPACE & DEFENSE - 0.2%
518	Embraer S.A. - ADR(a)	$17,213

	ASSET MANAGEMENT - 0.4%
1,599	XP, Inc., Class A	29,438

	AUTOMOTIVE - 1.3%
2,509	Li Auto, Inc., Class A - ADR(a)	48,825
6,280	NIO, Inc. - ADR(a)	25,371
3,618	XPeng, Inc. - ADR(a)	29,125
		103,321
	BANKING - 18.6%
3,897	Akbank TAS - ADR	13,523
1,120	Axis Bank Ltd.	77,952
11,400	Banco Bradesco S.A. - ADR	31,692
1,359	Banco de Chile - ADR	34,451
2,961	Banco do Brasil S.A. - ADR	14,894
1,501	Banco Santander Brasil S.A. - ADR	8,406
991	Banco Santander Chile - ADR	20,464
794	Bancolombia S.A. - ADR	26,273
3,719	Bank Central Asia Tbk P.T. - ADR	61,661
2,629	Bank Mandiri Persero Tbk P.T. - ADR	47,296
4,899	Bank Rakyat Indonesia Persero Tbk P.T. - ADR	80,613
110	Credicorp Ltd.	19,619
1,023	Grupo Financiero Banorte S.A.B. de C.V. - ADR	35,109
3,992	HDFC Bank Ltd. - ADR	243,952
5,753	ICICI Bank Ltd. - ADR	168,620
8,349	Itau Unibanco Holding S.A. - ADR	54,435
1,618	KB Financial Group, Inc. - ADR	104,976
6,074	NU Holdings Ltd./Cayman Islands, Class A(a)	90,927
2,721	Shinhan Financial Group Company Ltd. - ADR	115,506
2,076	Standard Bank Group Ltd. - ADR	28,171
730	State Bank of India	71,175
2,625	Woori Financial Group, Inc. - ADR	95,104
		1,444,819

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	BEVERAGES - 2.1%
25,818	Ambev S.A. - ADR	$58,607
467	Coca-Cola Femsa S.A.B. de C.V. - ADR	39,340
620	Fomento Economico Mexicano S.A.B. de C.V. - ADR	63,724
		161,671
	BIOTECH & PHARMA - 2.2%
287	BeiGene Ltd. - ADR(a)	55,041
978	Dr Reddy's Laboratories Ltd. - ADR	81,633
1,333	Hutchison China MediTech Ltd. - ADR(a)	23,261
2,890	Hypera S.A. - ADR	14,404
		174,339
	CHEMICALS - 1.3%
1,153	Braskem S.A. - ADR(a)	7,287
7,438	Sasol Ltd. - ADR	56,603
895	Sociedad Quimica y Minera de Chile S.A. - ADR	34,726
		98,616
	CONSTRUCTION MATERIALS - 0.6%
3,288	Cemex S.A.B. de C.V. - ADR	20,155
422	Tecnoglass, Inc.	26,151
		46,306
	CONSUMER SERVICES - 0.6%
464	New Oriental Education & Technology Group, Inc. - ADR(a)	28,527
2,132	TAL Education Group - ADR(a)	17,141
		45,668
	E-COMMERCE DISCRETIONARY - 6.5%
2,060	Coupang, Inc.(a)	45,629
87	MercadoLibre, Inc.(a)	179,364
2,506	PDD Holdings, Inc. - ADR(a)	240,853
2,956	Vipshop Holdings Ltd. - ADR	37,068
		502,914
	ELECTRIC UTILITIES - 1.5%
2,013	Centrais Eletricas Brasileiras S.A. - ADR	14,957
4,369	Cia Energetica de Minas Gerais - ADR	8,956
1,131	Cia Paranaense de Energia - ADR	8,426
10,474	Enel Chile S.A. - ADR	28,699

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	ELECTRIC UTILITIES - 1.5% (Continued)
7,350	Korea Electric Power Corporation - ADR(a)	$59,976
		121,014
	ENTERTAINMENT CONTENT - 1.5%
1,524	Bilibili, Inc. - ADR(a)	21,915
1,160	NetEase, Inc. - ADR	93,311
		115,226
	FOOD - 0.4%
2,001	BRF S.A. - ADR(a)	9,225
1,624	JBS S/A - ADR(a)	19,114
		28,339
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
1,341	Suzano S.A. - ADR	13,061

	GAS & WATER UTILITIES - 0.5%
539	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	9,050
1,130	ENN Energy Holdings Ltd. - ADR	29,086
		38,136
	HOME & OFFICE PRODUCTS - 0.2%
1,253	Haier Smart Home Company Ltd. - ADR	15,299

	HOUSEHOLD PRODUCTS - 0.1%
1,929	Natura & Company Holding S.A. - ADR	9,275

	INSURANCE - 1.7%
3,754	BB Seguridade Participacoes S.A. - ADR	24,213
11,524	Ping An Insurance Group Company of China Ltd. - ADR	109,017
		133,230
	INTERNET MEDIA & SERVICES - 6.0%
648	Autohome, Inc. - ADR	16,304
4,791	iQIYI, Inc. - ADR(a)	10,301
1,001	Kanzhun Ltd. - ADR	12,472
3,278	KE Holdings, Inc., Institutional Class - ADR	48,646
143	MakeMyTrip Ltd.(a)	13,752
5,101	Meituan - ADR(a)	154,610

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	INTERNET MEDIA & SERVICES - 6.0% (Continued)
3,235	Naspers Ltd., Class N - ADR	$132,959
1,526	Trip.com Group Ltd. - ADR(a)	71,936
		460,980
	LEISURE FACILITIES & SERVICES - 0.8%
1,201	Huazhu Group Ltd. - ADR	36,558
747	Yum China Holdings, Inc.	25,256
		61,814
	MACHINERY - 0.5%
4,195	WEG S.A. - ADR	40,465

	METALS & MINING - 2.5%
2,295	China Shenhua Energy Company Ltd. - ADR	39,681
620	Cia de Minas Buenaventura S.A.A - ADR	7,688
2,167	Gold Fields Ltd. - ADR	29,775
2,223	Harmony Gold Mining Company Ltd. - ADR	21,496
4,131	Impala Platinum Holdings Ltd. - ADR	17,639
3,403	Sibanye Stillwater Ltd. - ADR	13,238
6,867	Vale S.A. - ADR	72,241
		201,758
	OFFICE REIT - 0.1%
369	Vesta Real Estate Corporation - ADR	10,155

	OIL & GAS PRODUCERS - 4.7%
792	Cosan S.A. - ADR	7,524
1,039	Ecopetrol S.A. - ADR	10,224
6,265	Petroleo Brasileiro S.A. - ADR	95,416
3,160	Reliance Industries Ltd. (b)	223,095
1,798	Ultrapar Participacoes S.A. - ADR	7,480
353	Vista Oil & Gas S.A.B. de C.V. - ADR	18,402
		362,141
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
588	Seadrill Ltd.(a)	25,355

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	RETAIL - CONSUMER STAPLES - 0.7%
1,742	Wal-Mart de Mexico S.A.B. de C.V. - ADR	$55,744

	RETAIL - DISCRETIONARY - 0.2%
1,837	Localiza Rent a Car S.A. - ADR	14,402

	SEMICONDUCTORS - 15.8%
14,212	ASE Technology Holding Company Ltd. - ADR	141,978
5,417	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	930,098
17,144	United Microelectronics Corporation - ADR	150,353
		1,222,429
	SPECIALTY FINANCE - 0.8%
1,682	360 DigiTech, Inc. - ADR	44,556
6,854	Lufax Holding Ltd. - ADR	15,559
		60,115
	STEEL - 1.7%
4,944	Gerdau S.A. - ADR	16,117
1,779	POSCO - ADR	113,537
		129,654
	TECHNOLOGY HARDWARE - 9.0%
284	Credo Technology Group Holding Ltd.(a)	9,914
68	Fabrinet(a)	16,569
15,890	Hon Hai Precision Industry Company Ltd.	183,371
17,086	LG Display Company Ltd. - ADR	70,736
298	Samsung Electronics Company Ltd.(c)	414,517
		695,107
	TECHNOLOGY SERVICES - 2.3%
5,124	Infosys Ltd. - ADR	119,287
976	Pagseguro Digital Ltd., Class A(a)	10,804
1,049	StoneCompany Ltd.(a)	13,910
5,314	Wipro Ltd. - ADR	34,169
		178,170
	TELECOMMUNICATIONS - 6.8%
2,684	America Movil S.A.B. de C.V. - ADR	44,447
3,987	Chunghwa Telecom Company Ltd. - ADR	154,097

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	TELECOMMUNICATIONS - 6.8% (Continued)
6,254	KT Corporation - ADR	$91,621
2,342	PLDT, Inc. - ADR	63,117
2,719	SK Telecom Company Ltd. - ADR	62,619
1,276	Telefonica Brasil S.A. - ADR	11,803
1,827	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	35,809
527	TIM SA Brazil - ADR	8,390
5,577	Turkcell Iletisim Hizmetleri A/S - ADR	39,318
3,436	Vodacom Group Ltd. - ADR	21,406
		532,627
	TRANSPORTATION & LOGISTICS - 2.4%
4,462	Full Truck Alliance Company Ltd. - ADR	32,350
390	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	24,987
208	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	36,957
115	Grupo Aeroportuario del Sureste SAB de CV - ADR	30,980
2,779	ZTO Express Cayman, Inc. - ADR	59,582
		184,856
	WHOLESALE - DISCRETIONARY - 0.1%
1,276	Sendas Distribuidora S.A. - ADR(a)	10,693

	TOTAL COMMON STOCKS (Cost $6,980,849)	7,344,350

	TOTAL INVESTMENTS - 94.6% (Cost $6,980,849)	$7,344,350
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.4%	422,057
	NET ASSETS - 100.0%	$7,766,407

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A or Sections 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2024 the total market value of 144A securities is $223,095 or 2.9% of net assets.

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme